Capital Stock (Details 3) - Stock Options [member]	12 Months Ended
Aug. 31, 2019 shares $ / shares
Statement Line Items [Line Items]
Balance | shares	7,432,000
Exercised | shares	(63,333)
Cancelled | shares	(16,667)
Balance | shares	7,352,000
Balance, weighted average exercise price | $ / shares	$ 0.41
Excersied, weighted average exercise price | $ / shares	(0.42)
Cancelled, weighted average exercise price | $ / shares	(0.43)
Balance, weighted average exercise price | $ / shares	$ 0.41